Share based compensation - Narrative (Details) $ / shares in Units, $ in Millions	1 Months Ended			12 Months Ended
	Apr. 30, 2025 $ / shares shares	Sep. 30, 2024 $ / shares shares	Feb. 29, 2024 director $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Sep. 30, 2021 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized (in shares) | shares							800,000
Share options granted (in shares) | shares				200,000	180,000	0
Stock compensation expense				$ 0.2	$ 0.5	$ 0.5
Fair value of share options vested				0.2	1.1
Aggregate intrinsic value outstanding				1.1	0.0
Aggregate intrinsic value outstanding exercisable				1.1	0.0
Intrinsic value for unvested outstanding awards				0.7	$ 0.0	$ 0.0
Unrecognized compensation cost				$ 0.5
Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share options granted (in shares) | shares	200,000	65,000	115,000
Number of director received grant share options | director			1
Term (in years)	5 years	5 years	5 years
Cliff vesting period (in years)	3 years	3 years	3 years
Exercise price (in USD per share) | $ / shares	$ 7.50	$ 10.00	$ 8.00
Number of additional shares authorized (in shares) | shares	450,000
Unrecognized compensation cost, weighted average period				1 year 9 months 18 days